INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

The Company was incorporated in the United States of America (“USA”) and has operations in one tax jurisdiction, i.e. the PRC. The Company generated substantially all of its sales from its operations in the PRC for the three and nine months ended September 30, 2024 and 2023, and recorded an income tax provision for each of the periods.

China has a tax rate of 25% for all enterprises (including foreign-invested enterprises).

Uncertain Tax Positions

Interest associated with unrecognized tax benefits are classified as income tax, and penalties are classified in selling, general and administrative expenses in the statements of operations. For the three and nine months ended September 30, 2024 and 2023, the Company had no unrecognized tax benefits and related interest and penalties expenses. Currently, the Company is not subject to examination by major tax jurisdictions.

14. INCOME TAXES

The Company was incorporated in the United States of America (“USA”) and has operations in one tax jurisdiction, i.e. the PRC. The Company generated substantially all of its sales from its operations in the PRC for the years ended December 31, 2023 and 2022, and recorded income tax provision for the periods.

China has a tax rate of 25% for all enterprises (including foreign-invested enterprises).

The components of the provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:

	For the Year Ended December 31,
	2023	2022
Current:
China	$4,367	$(761)
Total current	4,367	(761)
Deferred:
China	15,152	1,858
Total deferred	15,152	1,858
Total income tax expense	$19,519	$1,097

Deferred tax assets as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Accumulated amortization	$13,204	$15,556
Less: valuation allowance	(13,204)	-
Deferred tax assets, net	$-	$15,556

The following table reconciles the statutory rates to the Company’s effective tax rate for years ended December 31, 2023 and 2022:

	2023	2022
Statutory U.S. federal income tax rate	(21.0)%	(21.0)%
Foreign tax rate differential	(3.3)%	(3.8)%
Change in valuation allowances	25.2%	25.0%
Other	-%	(0.2)%
Effective combined tax rate	0.9%	0.0%

As of December 31, 2023, the Company had approximately $5,371,806 net operating loss carry-forwards available to offset future taxable income in China primarily from Aixin Shangyan Hotel and Aixintang Pharmacies. The Company’s net operating loss carry-forwards begins to expire in 2024. After consideration of all information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets resulted from net operating loss carry-forwards due to the Company’s net loss, and established a full valuation allowance of deferred tax assets resulted from net operating loss carry-forwards.

Uncertain Tax Positions

Interest associated with unrecognized tax benefits are classified as income tax, and penalties are classified in selling, general and administrative expenses in the statements of operations. For the years ended December 31, 2023 and 2022, the Company had no unrecognized tax benefits and related interest and penalties expenses. Currently, the Company is not subject to examination by major tax jurisdictions.